Derivative financial instruments - Interest Rate Swaps (Details) - Interest rate swaps - USD ($) $ in Millions	Mar. 12, 2019	Dec. 31, 2018	Dec. 31, 2016
Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount of interest rate swaps			$ 100
Derivative fixed interest rate			1.04%
Swap contract
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value		$ 1
Entering into significant commitments or contingent liabilities | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Notional amount of interest rate swaps	$ 125
Bottom of range | Entering into significant commitments or contingent liabilities | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Derivative fixed interest rate	2.36%
Top of range | Entering into significant commitments or contingent liabilities | Not Designated As Hedging Instrument
Disclosure of detailed information about financial instruments [line items]
Derivative fixed interest rate	2.67%